Employee Benefit Plan, Subsequent Event (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
ParticipantContributionMaximumAnnualCompensationAmount		$ 42,000
Subsequent Event
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event, Description	Effective January 1, 2026, the Plan was amended to revise employer matching contribution percentages based on years of service, increasing the match to 75% for employees with less than four years of service, maintaining a 100% match for those with four to less than ten years, and adjusting the match to 125% for employees with ten years or more of service. The amendment also limits annual employer matching contributions at $20,000, maintains the eligible compensation limit at $350,000, and introduces a compensation threshold disqualifying employees earning $500,000 or more from receiving employer matching contributions in the following plan year. In addition, effective, January 1, 2026, catch-up contributions for employees who earned more than $150,000 in FICA wages in the prior year may only be made on a Roth basis.
ParticipantContributionMaximumAnnualCompensationAmount	$ 20,000
Maximum Eligible Compensation limit for Matching Contributions	350,000
Compensation Threshold Amount for Employer Matching, Disqualifying	500,000
Compensation Threshold Amount for Catch-up contributions, Roth basis required	$ 150,000
Less than four years
EBP, Subsequent Event [Line Items]
EBP, Employer Contribution, Matching Percentage		50.00%
Less than four years | Subsequent Event
EBP, Subsequent Event [Line Items]
EBP, Employer Contribution, Matching Percentage	75.00%
Four to nine years
EBP, Subsequent Event [Line Items]
EBP, Employer Contribution, Matching Percentage		100.00%
Four to nine years | Subsequent Event
EBP, Subsequent Event [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
Ten years or more | Subsequent Event
EBP, Subsequent Event [Line Items]
EBP, Employer Contribution, Matching Percentage	125.00%